Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Supplement dated September 7, 2010, to the Prospectus dated November 1, 2009, as previously supplemented as the case may be.

Investor class

This supplement contains important information about the Funds and share class listed above.

I.              Effective July 12, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Intermediate Tax/AMT-Free Fund starting on page 7 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver [1]	0.73%

1 Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$75
3 Years	$233
5 Years	$460
10 Years	$1,111
If you do not sell your shares at the end of the period:
1 Year	$75
3 Years	$233
5 Years	$460
10 Years	$1,111

II.            Effective July 12, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Municipal Bond Fund starting on page 11 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	0.16%
Total Annual Fund Operating Expenses After Fee Waiver [1]	0.78%

1 Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$80
3 Years	$249
5 Years	$471
10 Years	$1,108
If you do not sell your shares at the end of the period:
1 Year	$80
3 Years	$249
5 Years	$471
10 Years	$1,108

III.           Effective July 12, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Short-Term Municipal Bond Fund starting on page 15 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	0.29%
Total Annual Fund Operating Expenses After Fee Waiver [1]	0.63%

1 Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$64
3 Years	$202
5 Years	$420
10 Years	$1,047
If you do not sell your shares at the end of the period:
1 Year	$64
3 Years	$202
5 Years	$420
10 Years	$1,047

IV.           Effective July 12, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Ultra Short-Term Municipal Income Fund starting on page 19 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.32%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	0.20%
Total Annual Fund Operating Expenses After Fee Waiver [1]	0.71%

1 Funds Management has committed through October 31, 2010 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.70% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$73
3 Years	$270
5 Years	$484
10 Years	$1,101
If you do not sell your shares at the end of the period:
1 Year	$73
3 Years	$270
5 Years	$484
10 Years	$1,101

V.            Effective July 12, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Wisconsin Tax-Free Fund starting on page 23 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	0.32%
Total Annual Fund Operating Expenses After Fee Waiver [1]	0.73%

1 Funds Management has committed through October 31, 2010 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$75
3 Years	$302
5 Years	$548
10 Years	$1,254
If you do not sell your shares at the end of the period:
1 Year	$75
3 Years	$302
5 Years	$548
10 Years	$1,254

MIIV090/P1106S2